Real Estate Debt Investments (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CRE debt investments
Total	$ 1,202,908,000	$ 1,085,280,000	$ 2,371,464,000
Weighted average maturity including extensions of CRE debt investments	4 years 6 months 0 days	4 years 10 months 20 days
Receivable with Imputed Interest, Discount		22,500,000
Unamortized discounts and origination fees
Unamortized discounts	21,700,000
Unamortized origination fees and costs	8,000,000	7,300,000
Initial Maturity
CRE debt investments
April 1 to December 31, 2014	243,340,000	246,000,000
2015	251,761,000	205,931,000
2016	208,178,000	158,158,000
2017	72,131,000	72,158,000
2018	3,086,000
Thereafter	424,412,000	3,245,000
Total	1,202,908,000	1,085,280,000
Unamortized discounts and origination fees
Mortgage Loans On Real Estate Maturities, Thereafter		399,788,000
Maturity Including Extensions
CRE debt investments
April 1 to December 31, 2014	174,484,000	174,549,000
2015	94,313,000	41,452,000
2016	119,388,000	128,623,000
2017	240,476,000	190,874,000
2018	149,835,000
Thereafter	424,412,000	149,994,000
Total	1,202,908,000	1,085,280,000
Unamortized discounts and origination fees
Mortgage Loans On Real Estate Maturities, Thereafter		399,788,000
Non-Performing Loans
Unamortized discounts and origination fees
Mortgage Loans on Real Estate Maximum Additional Loss Exposure Amount			$ 6,900,000